Regulatory Capital Information (Detail: Text Values) - EUR (€) € in Millions, shares in Millions	1 Months Ended		7 Months Ended	12 Months Ended		36 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	May 21, 2025	May 21, 2025	May 22, 2025	Dec. 31, 2024	May 16, 2024
Share Repurchase Program [Line Items]
Approval for share buy back as a percentage of total share capital							10.00%		10.00%
Thereof using derivatives							5.00%		5.00%
Thereof using derivatives with maturities exceeding 18 months							2.00%		2.00%
Shares authorized for buyback (in shares)							194.8		199.5
Thereof using derivatives (in shares)							97.4		99.7
Shares purchased for equity compensation purposes (in shares)			4.6		34.6
Thereof by exercising call options (in shares)					21.3
New call options purchased for equity compensation purposes (in shares)					22.7
Shares purchased for cancellation with the purpose of distributing capital to shareholders (in shares)			30.6		27.9
Shares held in treasury (in shares)	7.7		7.7	7.7			12.9
Thereof to be used for equity compensation (in shares)							5.9
Common shares cancelled (in shares)	37.7
Authorized capital available to the Management Board	€ 2,493		€ 2,493	€ 2,493	€ 2,560	€ 2,560	€ 2,493
Authorized capital available to the Management Board (in shares)					1,000.0	1,000.0	973.8
Additional Tier 1 capital authorized amount					€ 9,000	€ 9,000	€ 12,000
Additional Tier 1 capital Issued		€ 1,500	1,000			€ 5,750
Amount recognized as regulatory AT1 capital based on the current CRR outstanding	11,500		11,500	11,500
Nominal amount of outstanding AT1 instruments	11,700		11,700	11,700
Nominal amount of AT1 instruments called				2,400
Nominal amount of AT1 instruments issued				2,500
Amount recognized as regulatory Tier 2 capital instruments	7,100		7,100	7,100
Nominal amount of regulatory Tier 2 capital instruments	8,300		€ 8,300	8,300
Nominal amount of Tier 2 capital instruments matured				2,800
Nominal amount of Tier 2 capital instruments became ineligible				100
Share Buyback Program 2024-1
Share Repurchase Program [Line Items]
Shares purchased for cancellation with the purpose of distributing capital to shareholders (in shares)					20.9
Amount authorized for share buybacks								€ 675
Share Buyback Program 2025-1
Share Repurchase Program [Line Items]
Shares purchased for cancellation with the purpose of distributing capital to shareholders (in shares)			22.3		7.0
Amount authorized for share buybacks	750		€ 750	750
Shares held in treasury (in shares)							7.0
Share Buyback Program 2025-2
Share Repurchase Program [Line Items]
Shares purchased for cancellation with the purpose of distributing capital to shareholders (in shares)			8.4
Amount authorized for share buybacks	€ 250		€ 250	€ 250